Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.1%
	FINANCIAL SERVICES — 1.1%
$1,000,000	Barings Middle Market CLO 2023-II Ltd. 9.475% (SOFR+415 basis points), 1/20/2032[1,2,3]	$1,013,155
500,000	POST CLO 2024-1 Ltd. 0.000% 4/20/2037[1,2,4,5]	450,000
250,000	Sandstone Peak II Ltd. 0.000% 7/20/2036[1,2,4,5]	253,000
500,000	Sandstone Peak III Ltd. 0.000% 4/25/2037[1,2,4,5]	578,700

	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,200,000)	2,294,855

	CORPORATE LOANS — 91.7%
	AUTOMOBILE COMPONENTS — 0.1%
243,655	American Axle & Manufacturing, Inc. First Lien Term Loan, 8.332% (SOFR+300 basis points), 12/13/2029[2,3]	244,949

	BUILDING PRODUCTS — 0.1%
275,000	MIWD Holding Company LLC First Lien Term Loan, 8.937% (SOFR+350 basis points), 3/28/2031[2,3]	277,006

	CAPITAL MARKETS — 2.5%
	Betterment Holdings, Inc.
769,231	First Lien Delay Draw, 0.500%, 10/6/2027[6,7,8]	(1,419)
1,230,769	First Lien Term Loan, 13.000% (PRIME+450 basis points), 10/6/2027[3,6,7]	1,228,500
	ECP GOM III, LLC
735,294	First Lien Delay Draw, 4.000%, 4/15/2029[6,8]	(15,374)
4,264,706	First Lien Term Loan, 11.579% (SOFR+625 basis points), 4/15/2029[3,6]	4,175,536
		5,387,243
	CHEMICALS — 1.4%
248,125	Chemours Co. First Lien Term Loan, 8.842% (SOFR+350 basis points), 8/18/2028[2,3]	247,505
1,995,000	Formulations Parent Corporation First Lien Term Loan, 11.073% (SOFR+575 basis points), 11/15/2030[3,6]	1,970,701
248,747	Ineaos US Finance LLC First Lien Term Loan, 8.932% (SOFR+350 basis points), 2/19/2030[2,3]	247,628
248,112	LSF11 A5 HoldCo LLC First Lien Term Loan, 8.945% (SOFR+350 basis points), 10/16/2028[2,3]	247,957
247,462	W.R. Grace Holdings LLC First Lien Term Loan, 8.587% (SOFR+325 basis points), 9/22/2028[2,3]	248,876
		2,962,667

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		COMMERCIAL SERVICES & SUPPLIES — 9.7%
		Associations, Inc.
$230,572		First Lien Revolver, 0.500%, 7/2/2028[6,8]	$(943)
3,722,345		First Lien Term Loan, 12.094% (SOFR+676 basis points), 7/2/2028[3,6]	3,707,116
766,625		First Lien Term Loan, 14.250%, 5/3/2030[6,9]	772,027
287,754		First Lien Delay Draw, 2.500%, 7/2/2028[6,8]	(1,177)
		DMT Solutions Global Corporation
235,294		First Lien Term Loan, 13.272% (SOFR+810 basis points), 8/30/2027[3,6]	232,767
235,294		First Lien Term Loan, 13.414% (SOFR+810 basis points), 8/30/2027[3,6]	232,767
233,529		First Lien Term Loan, 13.435% (SOFR+810 basis points), 8/30/2027[3,6]	231,021
235,294		First Lien Term Loan, 13.446% (SOFR+810 basis points), 8/30/2027[3,6]	232,767
		Landscape Workshop, LLC
744,384		First Lien Term Loan, 10.985% (SOFR+515 basis points), 3/31/2027[3,6,7]	736,941
215,395		First Lien Delay Draw, 0.750%, 3/31/2027[6,7,8]	(2,154)
740,437		Lynx Franchising, LLC First Lien Term Loan, 12.225% (SOFR+700 basis points), 12/23/2026[3,6,7]	737,306
		Nordic Climate Group
8,373,503	SEK	First Lien Delay Draw, 1.500%, 6/30/2027[6,8]	(44,258)
1,861,225	EUR	First Lien Term Loan, 9.505% (EURIBOR+575 basis points), 6/30/2031[3,6,10]	1,973,241
1,924,314	SEK	First Lien Delay Draw, 9.505% (EURIBOR+575 basis points), 6/30/2031[3,6,10]	171,840
14,229,711	SEK	First Lien Term Loan, 9.649% (STIBOR+590 basis points), 6/30/2031[3,6,10]	1,329,127
3,990,000		Security Services Acquisition Corp. First Lien Term Loan, 11.194% (SOFR+575 basis points), 9/30/2027[3,6]	3,950,100
		SEI Holdings I Corporation
10,800		First Lien Delay Draw, 12.048% (SOFR+675 basis points), 3/27/2028[3,6]	10,652
25,553		First Lien Delay Draw, 12.078% (SOFR+675 basis points), 3/27/2028[3,6,7]	25,203
10,747		First Lien Delay Draw, 12.079% (SOFR+675 basis points), 3/27/2028[3,6]	10,599
34,923		First Lien Delay Draw, 12.080% (SOFR+675 basis points), 3/27/2028[3,6,7]	34,445
865,957		First Lien Term Loan, 12.094% (SOFR+675 basis points), 3/27/2028[3,6,7]	854,097
42,581		First Lien Delay Draw, 12.094% (SOFR+675 basis points), 3/27/2028[3,6]	41,998
		Southern Graphics Inc.
2,700,000		First Lien Revolver, 11.329% (SOFR+600 basis points), 12/20/2026[3,6,7]	2,670,244
300,000		First Lien Revolver, 1.000%, 12/20/2026[6,7,8]	(3,306)
2,984,636		VRC Companies LLC First Lien Term Loan, 11.091% (SOFR+550 basis points), 6/29/2027[3,6]	2,980,611
			20,883,031
		CONSTRUCTION MATERIALS — 0.1%
249,357		ACProducts Holdings, Inc. First Lien Term Loan, 9.567% (SOFR+425 basis points), 5/17/2028[2,3]	212,057

		CONSTRUCTION & ENGINEERING — 1.4%
		LJ Avalon Holdings LLC
128,996		First Lien Delay Draw, 1.000%, 2/1/2030[6,8]	564
110,837		First Lien Revolver, 0.500%, 2/01/2029[6,8]	0
17,353		First Lien Delay Draw, 10.580% (SOFR+525 basis points), 2/1/2030[3,6]	17,429

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONSTRUCTION & ENGINEERING (Continued)
$9,870		First Lien Delay Draw, 10.585% (SOFR+525 basis points), 2/1/2030[3,6]	$9,913
314,978		First Lien Term Loan, 10.736% (SOFR+540 basis points), 2/1/2030[3,6]	316,356
		OSR Intermediate LLC
800,000		First Lien Revolver, 0.500%, 3/15/2029[6,8]	(9,035)
533,333		First Lien Delay Draw, 1.000%, 3/15/2029[6,8]	(690)
2,660,000		First Lien Term Loan, 11.329% (SOFR+600 basis points), 3/15/2029[3,6]	2,629,959
			2,964,496
		CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
498,087		PetSmart, LLC. First Lien Term Loan, 9.179% (SOFR+375 basis points), 2/14/2028[2,3]	497,255
650,000		Unitied Natural Foods, Inc. First Lien Term Loan, 10.087% (SOFR+475 basis points), 5/1/2031[2,3]	652,980
			1,150,235
		CONTAINERS & PACKAGING — 4.4%
		Knpak Intermediate III Limited
674,797	EUR	First Lien Delay Draw, 0.500%, 3/26/2031[6,8,10]	(8,901)
114,895	EUR	First Lien Revolver, 0.500%, 3/26/2031[6,8,10]	(2,443)
368,500		First Lien Delay Draw, 0.500%, 3/26/2031[6,8]	(2,606)
170,500		First Lien Revolver, 0.500%, 3/26/2031[6,8]	(2,485)
11,000	EUR	First Lien Revolver, 9.182% (EURIBOR+550 basis points), 3/26/2031[3,6,10]	11,611
1,748,077	EUR	First Lien Term Loan, 9.222% (EURIBOR+550 basis points), 3/26/2031[3,6,10]	1,844,777
82,500		First Lien Revolver, 10.844% (SOFR+550 basis points), 3/26/2031[3,6]	81,298
954,608		First Lien Term Loan, 10.835% (SOFR+550 basis points), 3/26/2031[3,6]	940,697
22,000		First Lien Revolver, 10.846% (SOFR+550 basis points), 3/26/2031[3,6]	21,679
740,554		Tank Holding Corp. First Lien Term Loan, 11.194% (SOFR+585 basis points), 3/31/2028[3,6,7]	722,472
6,000,000		Transcendia Holdings, Inc. First Lien Term Loan, 11.831% (SOFR+650 basis points), 11/23/2029[3,6]	5,880,000
			9,486,099
		DISTRIBUTORS — 0.1%
248,128		Windsor Holdings III LLC First Lien Term Loan, 9.342% (SOFR+400 basis points), 9/21/2027[2,3]	250,051

		DIVERSIFIED CONSUMER SERVICES — 0.7%
1,484,733		Cambium Learning Group, Inc. First Lien Term Loan, 10.925% (SOFR+560 basis points), 7/20/2028[3,6]	1,491,486

		DIVERSIFIED REITS — 0.9%
3,000,000		Ready Term Holdings, LLC First Lien Delay Draw, 10.810% (SOFR+550 basis points), 4/12/2029[3,6,11]	1,891,018

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
		Altissimum
$600,000	EUR	First Lien Delay Draw, 1.250%, 7/27/2030[6,8,10]	$(16,361)
3,400,000	EUR	First Lien Term Loan, 9.472% (EURIBOR+575 basis points), 7/27/2030[3,6,10]	3,575,181
1,000,000		Frontier Communications Parent, Inc. First Lien Term Loan, 8.829% (SOFR+350 basis points), 6/23/2031[2,3]	1,000,000
		Honeycomb Private Holdings II, LLC
1,651,034		First Lien Term Loan, 11.579% (SOFR+625 basis points), 12/27/2029[3,6]	1,629,532
344,828		First Lien Delay Draw, 11.579% (SOFR+625 basis points), 12/27/2029[3,6,11]	59,699
498,679		Windstream Services LLC First Lien Term Loan, 11.692% (SOFR+625 basis points), 9/21/2027[2,3]	499,716
			6,747,767
		ELECTRICAL EQUIPMENT — 1.5%
		Clarience Technologies LLC
266,667		Unitranche Revolver, 0.500%, 2/13/2030[6,8]	8,346
266,666		Unitranche Delay Draw, 1.000% 2/15/2031[6,8]	(3.209)
2,460,500		Unitranche Term Loan, 11.074% (SOFR+575 basis points), 2/15/2031[3,6]	4,430,892
742,500		TS OPCO Holding, LLC and Trystar, LLC First Lien Term Loan, 10.944% (SOFR+560 basis points), 9/28/2027[3,6,7]	733,264
			3,169,293
		ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
7,500,000		Opus Inspection, Inc. First Lien Term Loan, 13.846% (SOFR+850 basis points), 11/26/2029[3,6]	7,462,500
1,057,000		Speciality Measurement Holdco Limited Unitranche Term Loan, 12.109% (SOFR+676 basis points), 11/8/2030[3,6,7]	1,035,036
			8,497,536
		ENERGY EQUIPMENT & SERVICES — 0.1%
248,750		New Fortress Energy, Inc. First Lien Term Loan, 10.337% (SOFR+500 basis points), 10/30/2028[2,3]	242,687

		ENTERTAINMENT — 0.6%
		Crown Finance US, Inc.
1,380,000		First Lien Revolver, 0.750%, 7/31/2027[6,7,8]	311,564
920,000		First Lien Revolver, 11.944% (SOFR+661 basis points), 7/31/2027[3,6,7]	913,042
			1,224,606
		FINANCIAL SERVICES — 1.7%
		Clear SPV V US L.P.
491,560		First Lien Delay Draw, 1.000%, 4/03/2027[6,8]	(4,063)
508,440		First Lien Delay Draw, 16.344% (SOFR+1,100 basis points), 4/03/2027[3,6]	504,237
1,500,000		Cor Leonis Limited First Lien Revolver, 12.835% (SOFR+750 basis points), 5/15/2028[3,6,11]	1,360,976

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	FINANCIAL SERVICES (Continued)
	Galway Borrower, LLC
$488,200	First Lien Delay Draw, 1.000%, 9/29/2028[6,8]	$(109,788)
111,800	First Lien Delay Draw, 10.318% (SOFR+500 basis points), 9/29/2028[3,6]	110,682
396,000	First Lien Term Loan, 11.185% (SOFR+575 basis points), 9/29/2028[3,6]	402,932
	More Cowbell II LLC
97,997	First Lien Revolver, 0.500%, 9/1/2029[6,7,8]	16,659
15,555	First Lien Revolver, 11.269% (SOFR+600 basis points), 9/1/2029[3,6]	15,434
7,777	First Lien Revolver, 11.301% (SOFR+600 basis points), 9/1/2029[3,6]	7,717
20,221	First Lien Revolver, 11.326% (SOFR+600 basis points), 9/1/2029[3,6,7]	20,064
108,885	First Lien Delay Draw, 1.000%, 9/1/2030[6,7,8]	(31)
997,066	First Lien Term Loan, 11.093% (SOFR+600 basis points), 9/1/2030[3,6,7]	986,309
399,375	Osaic Wealth, Inc. First Lien Term Loan, 9.337% (SOFR+400 basis points), 8/16/2028[2,3]	401,098
		3,715,226
	FOOD PRODUCTS — 2.1%
248,101	Clydesdale Acquisition Holdings Inc. First Lien Term Loan, 9.194% (SOFR+375 basis points), 4/13/2029[2,3]	248,953
300,000	Fiesta Purchaser, Inc. First Lien Term Loan, 9.330% (SOFR+400 basis points), 2/12/2031[2,3]	302,456
4,000,000	Rushmore Investment III LLC First Lien Term Loan, 11.575% (SOFR+625 basis points), 10/19/2030[3,6]	3,960,000
		4,511,409
	GROUND TRANSPORTATION — 0.3%
	ITI Intermodal Services, LLC
32,452	First Lien Delay Draw, 12.444% (SOFR+735 basis points), 12/21/2027[3,6,7]	31,359
244,751	First Lien Delay Draw, 12.694% (SOFR+710 basis points), 12/21/2027[3,6,7]	238,222
463,422	First Lien Term Loan, 12.694 (SOFR+710 basis points), 12/21/2027[3,6,7]	451,059
		720,640
	HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
	Medical Device, Inc.
55,556	First Lien Revolver, 0.500%, 7/12/2029[6,8]	(355)
441,111	First Lien Term Loan, 11.935% (SOFR+660 basis points), 7/12/2029[3,6]	438,289
220,000	Peloton Interactive, Inc. First Lien Term Loan, 11.337% (SOFR+600 basis points), 5/30/2029[2,3]	220,605
1,552,731	TecoStar Holdings, Inc. First Lien Term Loan, 13.797% (SOFR+850 basis points), 7/7/2029[3,6,9]	1,583,879
		2,242,418
	HEALTH CARE PROVIDERS & SERVICES — 1.7%
1,045,430	JDC Healthcare Management, LLC First Lien Term Loan, 20.839% (SOFR+1,550 basis points), 9/29/2028[3,6,7,9]	1,012,566
2,265,304	Space Intermediate III, Inc. Unitranche Term Loan, 11.571% (SOFR+625 basis points), 11/8/2029[3,6,9]	2,257,457

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HEALTH CARE PROVIDERS & SERVICES (Continued)
$250,000	Star Parent, Inc. First Lien Term Loan, 9.325% (SOFR+400 basis points), 9/30/2030[2,3]	$250,099
249,285	Team Health Holdings, Inc. First Lien Term Loan, 10.587% (SOFR+525 basis points), 3/2/2027[2,3]	232,957
		3,753,079
	HEALTH CARE TECHNOLOGY — 7.5%
7,000,000	Coding Solutions Acquisition, Inc. First Lien Term Loan, 10.844% (SOFR+550 basis points), 5/11/2028[3,6,7]	6,737,342
5,000,000	Honor Technology, Inc. First Lien Term Loan, 12.843% (SOFR+750 basis points), 5/29/2029[3,6]	4,937,500
1,985,000	PracticeTek Purchaser, LLC First Lien Term Loan, 11.094% (SOFR+575 basis points), 8/30/2029[3,6]	1,956,698
2,493,750	Ruby Buyer, LLC First Lien Term Loan, 11.783% (SOFR+650 basis points), 12/21/2029[3,6]	2,458,517
		16,090,057
	HOTELS, RESTAURANTS & LEISURE — 0.8%
238,065	Caesars Entertainment, Inc. First Lien Term Loan, 8.687% (SOFR+325 basis points), 2/6/2030[2,3]	238,529
305,982	Carnival Corporation & plc First Lien Term Loan, 8.096% (SOFR+275 basis points), 8/9/2027[2,3]	307,896
497,459	Fertitta Entertainment, Inc. First Lien Term Loan, 9.332% (SOFR+400 basis points), 1/29/2029[2,3]	498,608
750,000	Life Time, Inc. First Lien Term Loan, 9.437% (SOFR+400 basis points), 1/15/2026[2,3]	754,421
		1,799,454
	INSURANCE — 3.3%
	Accuserve Solutions, Inc.
4,934,372	Unitranche Term Loan, 10.422% (SOFR+525 basis points), 3/15/2030[3,6]	4,854,804
500,000	Acrisure, LLC First Lien Term Loan, 8.594% (SOFR+325 basis points), 11/6/2030[2,3]	500,520
203,831	Alliant Holdings LLC First Lien Term Loan, 8.832% (SOFR+350 basis points), 11/6/2030[2,3]	204,563
500,000	Amynta Agency, Inc. First Lien Term Loan, 9.094% (SOFR+375 basis points), 2/28/2028[2,3]	501,830
399,000	Assured Partners, Inc. First Lien Term Loan, 8.832% (SOFR+350 basis points), 2/14/2031[2,3]	400,496
249,375	BroadStreet Partners, Inc. First Lien Term Loan, 8.582% (SOFR+325 basis points), 6/16/2031[2,3]	249,001

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		INSURANCE (Continued)
$300,000		HUB International Limited First Lien Term Loan, 8.594% (SOFR+325 basis points), 6/20/2030[2,3]	$301,001
			7,012,215
		INTERACTIVE MEDIA & SERVICES — 0.3%
		Revelstoke Bidco Limited
374,052		First Lien Delay Draw, 2.188%, 11/30/2030[6,7,8]	(3,909)
625,948		First Lien Term Loan, 11.585% (SOFR+625 basis points), 11/30/2030[3,6,7]	610,018
			606,109
		IT SERVICES — 3.1%
498,641		Boxer Parent Company Inc. First Lien Term Loan, 9.587% (SOFR+425 basis points), 12/29/2028[2,3]	500,286
500,000		Cincinnati Bell, Inc. First Lien Term Loan, 8.695% (SOFR+325 basis points), 11/24/2028[2,3]	498,928
249,357		Endure Digital, Inc. First Lien Term Loan, 8.731% (SOFR+350 basis points), 2/10/2028[2,3]	232,214
500,000		Level 3 Financing, Inc. First Lien Term Loan, 12.005% (SOFR+656 basis points), 4/16/2029[2,3]	490,705
		Salute Mission Critical LLC
188,562		First Lien Delay Draw 11.335% (SOFR+600 basis points), 11/30/2027[3,6]	190,470
666,666		First Lien Term Loan, 11.335% (SOFR+600 basis points), 11/30/2027[3,6]	673,413
135,364		First Lien Revolver, 0.500%, 11/30/2027[6,7,8]	0
2,985,000		Smartronix, LLC First Lien Term Loan, 11.575% (SOFR+635 basis points), 11/23/2028[3,6]	2,926,357
1,000,000	EUR	Xebia Group Holding B.V. First Lien Term Loan, 10.722% (EURIBOR+700 basis points), 7/31/2027[3,6,10]	1,044,435
			6,556,808
		LIFE SCIENCES TOOLS & SERVICES — 0.5%
992,279		Life Science Intermediate Holdings, LLC First Lien Delay Draw, 11.944% (SOFR+660 basis points), 6/10/2027[3,6]	996,211

		MEDIA — 0.5%
250,000		Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 9.457% (SOFR+400 basis points), 8/23/2028[2,3]	250,677
505,365		DIRECT TV Inc. First Lien Term Loan, 10.452% (SOFR+500 basis points), 8/2/2027[2,3]	507,007
250,000		Gray Television, Inc. First Lien Term Loan, 10.587% (SOFR+525 basis points), 6/4/2029[2,3]	238,178
			995,862
		OIL, GAS & CONSUMABLE FUELS — 0.2%
495,609		Par Petroleum, LLC First Lien Term Loan, 9.087% (SOFR+375 basis points), 2/28/2030[2,3]	498,241

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PASSENGER AIRLINES — 0.4%
$399,000		Air Canada First Lien Term Loan, 7.845% (SOFR+250 basis points), 3/21/2031[2,3]	$400,060
498,750		United Airlines Holdings, Inc. First Lien Term Loan, 8.095% (SOFR+275 basis points), 2/24/2031[2,3]	500,620
			900,680
		PHARMACEUTICALS — 1.0%
741,524		Amneal Pharmaceuticals, LLC First Lien Term Loan, 10.946% (SOFR+550 basis points), 5/4/2028[2,3]	747,238
		Freya US Finco LLC
248,723		First Lien Delay Draw, 0.750%, 10/31/2030[6,7,8]	(1,422)
1,036,345		First Lien Term Loan, 11.596% (SOFR+625 basis points), 10/31/2030[3,6,7]	1,017,466
396,594		Jazz Pharmaceuticals plc First Lien Term Loan, 8.457% (SOFR+300 basis points), 5/5/2028[2,3]	397,337
			2,160,619
		PROFESSIONAL SERVICES — 6.6%
2,500,000	EUR	Breeze Buyer B.V. Unitranche Term Loan, 9.806% (EURIBOR+600 basis points), 1/9/2031[3,6,10]	2,630,608
		Corsair Blade IV (Luxembourg) S.A.R.L.
1,136,840	GBP	Unitranche Revolver, 6.250% (SONIA+575 basis points), 2/2/2031[3,6,10,11]	319,695
379,395	GBP	Unitranche Revolver, 8.306%, (SONIA+575 basis points), 2/2/2031[6,10]	469,654
320,320	EUR	Unitranche Term Loan, 9.607% (EURIBOR+575 basis points), 2/2/2031[3,6,10]	335,817
2,210,913	GBP	Unitranche Term Loan, 11.011% (SONIA+575 basis points), 2/2/2031[3,6,10]	2,736,895
		Ers Holdings LLC
2,000,000		First Lien Delay Draw, 0.750%, 5/1/2027[6,7,8]	(42,309)
3,980,000		First Lien Term Loan, 11.094% (SOFR+575 basis points), 5/1/2027[3,6,7]	3,895,805
		Gerson Lehrman Group, Inc.
144,541		First Lien Revolver, 0.500%, 12/13/2027[6,8]	(228)
2,855,459		First Lien Term Loan, 10.735% (SOFR+540 basis points), 12/13/2027[3,6]	2,836,668
737,744		Royal Holdco Corporation First Lien Term Loan, 11.194% (SOFR+585 basis points), 12/30/2026[3,6,7]	727,490
300,000		UKG, Inc. First Lien Term Loan, 8.837% (SOFR+350 basis points), 2/10/2031[2,3]	301,475
			14,211,570
		REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.2%
1,000,000		39th Ave Holdings 1 & 2 LLC First Mortgage Delay Draw, 12.279% (SOFR+695 basis points), 12/1/2024[3,6]	1,000,583
600,000		400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 10.529% (SOFR+520 basis points), 11/1/2024[3,6,7]	600,261

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		REAL ESTATE MANAGEMENT & DEVELOPMENT (Continued)
$3,400,000		Cropsey Partners LLC First Mortgage Delay Draw, 12.516% (SOFR+717 basis points), 11/1/2024[3,6]	$3,401,655
2,164,600		G4 18208, LLC & G4 18210, LLC Mezzanine Term Loan, 10.479% (SOFR+515 basis points), 10/31/2026[3,6]	2,166,487
3,000,000		G4 18259 LLC First Lien Term Loan, 11.330% (SOFR+600 basis points), 5/1/2026[3,6]	3,004,132
3,839,185		HSRE-CAPMED Prosperity I, LLC First Mortgage Term Loan, 9.829% (SOFR+450 basis points), 11/3/2026[3,6,7]	3,839,434
1,500,000	EUR	Omdus Holding B.V. Unitranche Term Loan, 9.722% (EURIBOR+600 basis points), 6/30/2029[3,6,10]	1,602,305
2,000,000		Peebles El Ad Tribeca Mezz LLC Mezzanine Term Loan, 13.210% (SOFR+789 basis points), 6/1/2026[3,6]	2,001,710
			17,616,567
		SOFTWARE — 16.1%
		1WS Intermediate, Inc.
721,037		First Lien Term Loan, 10.177% (SOFR+500 basis points), 7/8/2025[3,6,7]	721,726
19,294		First Lien Delay Draw, 10.239% (SOFR+490 basis points), 7/8/2025[3,6,7]	19,312
3,000,000		Alpine Merger Sub, Inc. First Lien Term Loan, 11.085% (SOFR+575 basis points), 6/22/2029[3,6,7]	2,996,151
2,984,615		Apryse Software Inc. First Lien Term Loan, 10.831% (SOFR+550 basis points), 7/15/2027[3,6]	2,981,342
		Arrow Buyer, Inc.
52,992		First Lien Delay Draw, 11.696% (SOFR+650 basis points), 6/30/2030[3,6]	52,816
134,375		First Lien Delay Draw, 11.764% (SOFR+650 basis points), 6/30/2030[3,6,11]	560
808,438		First Lien Term Loan, 11.835% (SOFR+650 basis points), 6/30/2030[3,6]	805,746
1,000,000		Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 12/31/2027[6,7]	964,466
250,000		CDK Global, Inc. First Lien Term Loan, 8.582% (SOFR+325 basis points), 7/6/2029[2,3]	247,110
		Enverus Holdings, Inc.
135,135		First Lien Revolver, 0.500%, 12/24/2029[6,8]	(1,240)
88,803		First Lien Delay Draw, 1.000%, 12/24/2029[6,8]	(149)
1,771,622		First Lien Term Loan, 10.844% (SOFR+550 basis points), 12/24/2029[3,6]	1,755,365
995,000		Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 11.335% (SOFR+600 basis points), 9/26/2030[3,6]	987,722
1,995,000		Finastra USA, Inc. First Lien Term Loan, 12.459% (SOFR+725 basis points), 9/13/2029[3,6]	1,986,545
2,992,185		GS Acquisitionco, Inc. First Lien Term Loan, 10.585% (SOFR+525 basis points), 5/25/2026[3,6]	2,990,029
		HSI Halo Acquisition, Inc.
825,688		First Lien Delay Draw, 1.000%, 6/28/2030[6,8]	(4,128)

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
$4,623,853		First Lien Term Loan, 10.335% (SOFR+500 basis points), 6/30/2031[3,6]	$4,577,615
550,459		First Lien Revolver, 0.500%, 6/30/2031[6,8]	(5,504)
2,739,130		Icefall Parent, Inc. First Lien Term Loan, 11.835% (SOFR+650 basis points), 1/25/2030[3,6]	2,687,209
260,870		First Lien Revolver, 0.500%, 1/25/2030[6,8]	(4,945)
3,500,000		Metropolis Technologies, Inc. First Lien Term Loan, 11.420% (SOFR+600 basis points), 5/16/2031[3,6]	3,465,000
987,500		NF HoldCo LLC First Lien Term Loan, 11.742% (SOFR+650 basis points), 3/30/2029[3,6,7]	978,134
742,491		OSP Hamilton Purchaser, LLC First Lien Term Loan, 10.927% (SOFR+560 basis points), 12/28/2029[3,6,7]	744,796
650,494	GBP	Proactis Holdings Limited First Lien Term Loan, 15.624% (SONIA+1,040 basis points), 8/16/2029[3,6,7,9,10]	825,713
1,000,000		Serrano Parent, LLC First Lien Term Loan, 11.822% (SOFR+650 basis points), 5/12/2030[3,6]	999,612
974,093		Vital Buyer, LLC First Lien Term Loan, 10.846% (SOFR+550 basis points), 6/1/2028[3,6,7]	963,534
3,000,000		Zoro Merger Sub, Inc. First Lien Term Loan, 11.597% (SOFR+625 basis points), 11/22/2028[3,6,7]	2,978,291
			34,712,828
		SPECIALTY RETAIL — 1.2%
		Bestop, Inc.
305,530		First Lien Delay Draw, 1.000%, 3/29/2029[6,8]	(5,800)
2,188,984		First Lien Term Loan, 10.585% (SOFR+525 basis points), 3/29/2029[3,6]	2,147,427
397,985		Hanesbrands, Inc. First Lien Term Loan, 9.187% (SOFR+375 basis points), 3/8/2030[2,3]	399,726
			2,541,353
		TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
5,000,000	EUR	Sumup Holdings Luxembourg First Lien Delay Draw, 10.323% (EURIBOR+650 basis points), 4/25/2031[6,10,11]	4,230,766

		TEXTILES, APPAREL & LUXURY GOODS — 0.9%
		BPCP NSA Intermedco, Inc.
494,186		First Lien Delay Draw, 1.000%, 5/17/2030[6,8]	(90,262)
1,918,605		First Lien Term Loan, 10.334% (SOFR+500 basis points), 5/17/2030[3,6]	1,889,826
87,209		First Lien Delay Draw, 10.335% (SOFR+500 basis points), 5/17/2030[3,6]	85,913
			1,885,477
		TRADING COMPANIES & DISTRIBUTORS — 0.7%
		Ambient Enterprises Holdco LLC
87,234		First Lien Delay Draw, 0.750%, 6/28/2030[6,8]	50

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	TRADING COMPANIES & DISTRIBUTORS (Continued)
$1,351,489	First Lien Term Loan, 11.338% (SOFR+600 basis points), 6/28/2030[3,6]	$1,340,443
249,867	First Lien Revolver 0.500% 12/7/2029[6,8]	(2,435)
251,926	First Lien Delay Draw, 11.338% (SOFR+600 basis points), 6/28/2030[3,6]	249,867
		1,587,925
	TRANSPORTATION INFRASTRUCTURE — 0.4%
	FB FLL Aviation LLC
456,000	First Lien Delay Draw, 1.000%, 7/19/2028[6,8]	(9,269)
944,000	First Lien Delay Draw, 12.329% (SOFR+700 basis points), 7/19/2028[3,6]	924,811
		915,542
	TOTAL CORPORATE LOANS
	(Cost $197,203,210)	197,343,284

Number of Shares
	PREFERRED STOCKS — 0.9%
	BUILDING PRODUCTS — 0.9%
2,040,816	Great Day Global, LLC 0.000% 1/31/2028[4]	2,000,000
	TOTAL PREFERRED STOCKS
	(Cost $2,000,000)	2,000,000
	WARRANTS — 0.0%
	CAPITAL MARKETS — 0.0%
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033	0
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0%
425	Opus Inspection, Inc. Exercise Price $0.01, Expiration 5/29/2034	0
	FINANCIAL SERVICES — 0.0%
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[6]	27,782
	HEALTH CARE TECHNOLOGY — 0.0%
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034	0
	TOTAL WARRANTS
	(Cost $0)	27,782

Principal Amount
	SUBORDINATED DEBT — 2.8%
	CAPITAL MARKETS — 1.4%
$3,000,000	Sagittarius Holdings, Ltd. Unsecured / Mezz Delayed Draw, 11.810% (SOFR+650 basis points), 12/23/2027[3,6]	3,001,500

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
1,030,129	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 14.250%, 8/13/2028[6,9]	1,022,635

	FINANCIAL SERVICES — 0.9%
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 10.079% (SOFR+475 basis points), 1/15/2029[3,6]	2,076,188

	SUBORDINATED DEBT
	(Cost $6,058,563)	6,100,323

Calamos Aksia Alternative Credit and Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES — 8.1%
	CAPITAL MARKETS — 1.6%
N/A	BSOF SRT Parallel Onshore Fund LP12,13	$1,024,443
N/A	Eagle Point SRT Co-Invest I LP12,13	977,161
N/A	Landmark Acquisition Fund 57 Wrigley LP12,13	1,333,527
		3,335,131
	FINANCIAL SERVICES — 4.6%
74,774	AG Twin Brook Capital Income Fund[13]	1,901,563
N/A	Bridgepoint Credit Opportunities III "A" LP10,12,13	1,158,706
N/A	CCS Co Investment Vehicle 1 LP Incorporated[12,13]	2,371,543
N/A	ACM ASOF VIII 757 Feeder LLC[12,13]	2,000,000
67,568	T. Rowe Price OHA Select Private Credit Fund[13]	1,901,905
N/A	Whitehorse Liquidity Partners V LP12,13	521,826
		9,855,543
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
N/A	BP Holdings Zeta LP12,13	2,027,581

	TRANSPORTATION INFRASTRUCTURE — 1.0%
N/A	CL-EA Co-Investment Opportunities I, L.P.[12,13]	2,107,688

	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $16,050,752)	17,325,943

	SHORT-TERM INVESTMENTS — 0.6%
1,203,545	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 5.21%[14]	1,203,545
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,203,545)	1,203,545
	TOTAL INVESTMENTS — 105.2%
	(Cost $224,716,070)	226,295,732
	Liabilities Less Other Assets — (5.2)%	(11,200,161)
	NET ASSETS — 100.0%	$215,095,571

USD–United States Dollar

EUR– Euro

SEK–Swedish Krona

GBP–Pound Sterling

CLO – Collateralized Loan Obligation

EURIBOR – Euro Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PRIME – U.S. Prime Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR –Stockholm Interbank Offered

US – United States

Calamos Aksia Alternative Credit and Income Fund

SUMMARY OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,294,855, which represents 1.07% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Non-income producing.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 86.84% of Net Assets. The total value of these securities is $186,779,888.
[7]	This investment was made through a participation. Please see notes for a description of loan participations.
[8]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See notes for additional information.
[9]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[10]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[11]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See notes for additional information.
[12]	Private investment company does not issue shares or units.
[13]	Investment valued using net asset value per share as practical expedient.
[14]	The rate is the annualized seven-day yield at period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
SALE	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	JUNE 30,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	SOLD	DATE	2024	(DEPRECIATION)
EUR	7/15/2024	Bank of New York Mellon Brokerage	EUR per USD	15,368,847	16,689,815	16,472,487	217,328
EUR	7/15/2024	JP Morgan	EUR per USD	2,021,411	2,166,545	2,166,568	(24)
GBP	7/15/2024	Bank of New York Mellon Brokerage	GBP per USD	3,464,802	4,451,466	4,380,260	71,206
SEK	7/15/2024	JP Morgan	SEK per USD	13,969,436	1,317,026	1,319,147	(2,120)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$24,624,852	$24,338,462	$286,390

EUR – Euro

GBP – Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

Note 1 - Significant Accounting Policies

Valuation of Investments

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024

Notes to Schedule of Investments (Unaudited)

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are generally unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) 3(c)(5)(C) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024

Notes to Financial Statements (Unaudited)

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received. As of June 30, 2024, the Fund received $30,796 in commitment fees. As of June 30, 2024, the Fund had unfunded loan commitments as noted in the Schedule of Investments with a total principal amount of $20,061,790 and a Fair Value amount of ($112,785) representing (0.05)% of net assets. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Altissimum	First Lien Delay Draw	$642,834	$(16,361)
Ambient Enterprises Holdco LLC	First Lien Delay Draw	86,471	50
Ambient Enterprises Holdco LLC	First Lien Revolver	297,872	(2,435)
Arrow Buyer, Inc.	First Lien Delay Draw	133,367	561
Associations, Inc.	First Lien Delay Draw	287,754	(1,177)
Associations, Inc.	First Lien Revolver	230,572	(943)
Bestop, Inc.	First Lien Delay Draw	305,530	(5,800)
Betterment Holdings, Inc.	First Lien Delay Draw	769,231	(1,419)
Blue Point Capital Partners (NSA)	First Lien Delay Draw	577,035	(90,262)
Clarience Technologies LLC	Unitranche Delay Draw	266,667	(3,209)
Clarience Technologies LLC	Unitranche Revolver	255,111	8,346
Clear SPV V US L.P.	First Lien Delay Draw	491,560	(4,063)
Cor Leonis Limited	First Lien Revolver	138,423	(55)
Corsair Blade IV (Luxembourg) S.A.R.L.	Unitranche Revolver	1,087,602	(17,351)

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024

Notes to Schedule of Investments (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Crown Finance US, Inc.	First Lien Revolver	1,058,000	311,564
ECP GOM III, LLC	First Lien Delay Draw	735,294	(15,374)
Enverus Holdings, Inc.	First Lien Delay Draw	88,137	(149)
Enverus Holdings, Inc.	First Lien Revolver	135,135	(1,240)
Ers Holdings LLC	First Lien Delay Draw	2,000,000	(42,309)
FB FLL Aviation LLC	First Lien Delay Draw	456,000	(9,269)
Freya US Finco LLC	First Lien Delay Draw	245,614	(1,422)
Galway Borrower, LLC	First Lien Delay Draw	594,000	(109,788)
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	(228)
Honeycomb Private Holdings II, LLC	First Lien Delay Draw	280,638	(1,562)
HIS Halo Acquisition, Inc.	First Lien Delay Draw	821,560	(4,128)
HIS Halo Acquisition, Inc.	First Lien Revolver	550,459	(5,505)
Icefall Parent, Inc.	First Lien Revolver	260,870	(4,945)
Knpak Intermediate III Limited	First Lien Delay Draw	1,086,891	(11,507)
Knpak Intermediate III Limited	First Lien Revolver	294,216	(4,927)
Landscape Workshop, LLC	First Lien Delay Draw	215,395	(2,154)
LJ Avalon Holdings LLC	First Lien Delay Draw	129,006	564
LJ Avalon Holdings LLC	First Lien Revolver	110,838	-
Medical Device, Inc.	First Lien Revolver	55,556	(355)
More Cowbell II LLC	First Lien Delay Draw	108,068	(30)
More Cowbell II LLC	First Lien Revolver	80,575	16,659
Nordic Climate Group	First Lien Delay Draw	792,008	(44,258)
OSR Intermediate LLC	First Lien Delay Draw	528,000	(690)
OSR Intermediate LLC	First Lien Revolver	800,000	(9,035)
Ready Term Holdings, LLC	First Lien Delay Draw	1,047,722	(21,394)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	(3,909)
Salute Mission Critical LLC	First Lien Revolver	135,364	-
Southern Graphics Inc.	First Lien Revolver	300,000	(3,306)
Sumup Holdings Luxembourg	First Lien Delay Draw	1,070,155	(9,970)
	Total:	$20,061,790	$(112,785)

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024

Notes to Financial Statements (Unaudited)

Note 2 - Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Vehicles measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under Net Asset Value in order to reconcile back to the Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$-	$2,294,855	$-	$-	$2,294,855
Preferred Stock	-	2,000,000	-	-	2,000,000
Corporate Loans	-	16,691,501	180,651,783	-	197,343,284
Private Investment Vehicles	-	-	-	17,325,943	17,325,943
Subordinated Debt	-	-	6,011,323	-	6,011,323
Warrants	-	-	27,782	-	27,782
Short-Term Investments	1,203,545	-	-	-	1,203,545
Total Investments, at fair value	$1,203,545	$20,986,356	$186,779,888	$17,325,943	$226,295,732

Assets:
Other Financial Instruments
Forward Contracts	$-	$288,534	$-	$-	$288,534
Total Assets:	$1,203,545	$21,274,890	$186,779,888	$17,325,943	$226,584,266

Liabilities:
Other Financial Instruments
Forward Contracts	$-	$2,144	$-	$-	$2,144
Total Liabilities:	$-	$2,144	$-	$-	$2,144

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024

Notes to Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2024:

	CORPORATE LOANS	SUBORDINATED DEBT	WARRANT
Balance as of March 31, 2024:	$101,212,164	$6,011,233	$27,782
Transfers In	-	-	-
Transfers Out	-	-	-
Purchases	96,424,783	5,762	-
Sales/Paydowns	(17,229,484)	-	-
Realized Gains (Losses)	96,745	-	-
Accretion	81,601	(1,784)	-
Change in Unrealized Appreciation (Depreciation)	65,974	85,112	-
Balance as of June 30, 2024:	$180,651,783	$6,100,323	$27,782

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2024